Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable – trade	₩ (69,043)	₩ (46,531)	₩ (60,546)
Accounts receivable – other	(51,028)	79,223	54,988
Advanced payments	4,503	3,986	(25,377)
Prepaid expenses	(11,233)	(2,262)	11,989
Inventories	(35,661)	(17,549)	39,633
Long-term accounts receivable – other	135,823	66,036	(74,729)
Contract assets	(6,966)	3,877	(13,400)
Guarantee deposits	15,552	(2,117)	6,245
Accounts payable – trade	(10,039)	50,442	(101,465)
Accounts payable – other	(161,778)	(188,318)	369,693
Withholdings	138,672	(3,714)	4,964
Contract liabilities	17,213	(19,620)	18,910
Deposits received	(1,835)	(1,744)	99
Accrued expenses	81,025	(73,734)	116,039
Provisions	(160)	(566)	(20)
Long-term provisions	(357)	(1,061)	(13,792)
Plan assets	6,110	(17,772)	(132,131)
Retirement benefits payment	(157,801)	(99,396)	(79,117)
Others	(1,810)	(3,343)	(3,877)
Changes in assets and liabilities from operating activities	₩ (108,813)	₩ (274,163)	₩ 118,106